Investment Objectives and Goals	Dec. 07, 2025
Motley Fool Innovative Growth Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL INNOVATIVE GROWTH FACTOR ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Innovative Growth Factor ETF (the “Innovative Growth Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Innovative Growth Index (the “Innovative Growth Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Crowdsource ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL CROWDSOURCE ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Crowdsource ETF (the “Crowdsource Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Crowdsource Index (the “Crowdsource Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Value Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL VALUE FACTOR ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Value Factor ETF (the “Value Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Value Index (the “Value Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL ENHANCED INCOME ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Enhanced Income ETF (the “Income Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Income Index (the “Income Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool International Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL INTERNATIONAL OPPORTUNITIES ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Motley Fool International Opportunities ETF (the “International Opportunities Fund”) is to achieve long-term capital appreciation.
Motley Fool Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL LARGE CAP GROWTH ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Motley Fool Large Cap Growth ETF (the “Large Cap Growth Fund”) is to achieve long-term capital appreciation.
Motley Fool Momentum Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL MOMENTUM FACTOR ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Momentum Factor ETF (the “Momentum Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Momentum Index (the “Momentum Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Multi-Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL MULTI-FACTOR ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Motley Fool Multi-Factor ETF (the “Multi-Factor Fund”) is to achieve long-term capital appreciation.
Motley Fool Smart Volatility Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL SMART VOLATILITY FACTOR ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Smart Volatility Factor ETF (the “Smart Volatility Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Smart Volatility Index (the “Smart Volatility Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool 100 Equal Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL 100 EQUAL WEIGHT ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool 100 Equal Weight ETF (the “Fool 100 Equal Weight Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Equal Weight Index (the “Fool 100 Equal Weight Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Next Equal Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL NEXT EQUAL WEIGHT ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Next Equal Weight ETF (the “Next Equal Weight Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Equal Weight Index (the “Next Equal Weight Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool 100 Minimum Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL 100 MINIMUM VOLATILITY ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool 100 Minimum Volatility ETF (the “Fool 100 Minimum Volatility Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Minimum Volatility Index (the “Fool 100 Minimum Volatility Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Next Minimum Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL NEXT MINIMUM VOLATILITY ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Next Minimum Volatility ETF (the “Next Minimum Volatility Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Minimum Volatility Index (the “Next Minimum Volatility Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Rising 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL RISING 100 ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Rising 100 ETF (the “Rising 100 Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Rising 100 Index (the “Rising 100 Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Rising 100 Minimum Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	MOTLEY FOOL RISING 100 MINIMUM VOLATILITY ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Rising 100 Minimum Volatility ETF (the “Rising 100 Minimum Volatility Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Rising 100 Minimum Volatility Index (the “Rising 100 Minimum Volatility Index” – for more on this, see the “Principal Investment Strategies” section).